INVENTORIES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INVENTORIES [Abstract]
New motor vehicles	$ 61,108	380,705	489,707
Spare parts and accessories	8,349	52,017	26,549
Inventories, net	69,457	432,722	516,256
Cost of goods sold, rebates received	$ 25,242	157,260	96,072	194,166